Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Revenues

The following table presents revenues by the service lines:

	For the Six Months Ended June 30,
REVENUES:	2025	2024
Application development services	$1,599,202	$884,538
Consulting and technical support services	1,082,533	2,383,000
Subscription services	302,583	215,355
Trading revenue	-	1,375,319
Others revenue	-	135,832
Total revenues	$2,984,318	$4,994,044